Income Tax Expense - Summary of Income Tax Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense
Current year	₩ 286,717	₩ 105,859	₩ 362,265
Current tax of prior years	14,536	(6,855)	(22,575)
Current tax expense	301,253	99,004	339,690
Deferred tax expense
Changes in net deferred tax assets	75,249	201,264	504,288
Income tax expense	₩ 376,502	₩ 300,268	₩ 843,978